Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	12.55%	8.71%	12.21%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.55%	8.43%	11.75%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.43%	6.87%	10.06%